Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2023
Analysis of income and expense [abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income and interest expense by basis of accounting measurement.
Interest Income

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
Measured at amortized cost 1	$16,634	$7,046	$32,161	$13,748

Measured at FVOCI – Debt instruments 1	795	177	1,516	288

	17,429	7,223	33,677	14,036
Measured or designated at FVTPL	1,797	752	3,553	1,417

Measured at FVOCI – Equity instruments	81	54	133	98
Total	$19,307	$8,029	$37,363	$15,551

1	Interest income is calculated using EIRM.
Interest Expense

(millions of Canadian dollars)	For the three months ended		For the six months ended
	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
Measured at amortized cost 1	$9,613	$1,381	$18,283	$2,236

Measured or designated at FVTPL	2,266	271	3,919	636

Total	$11,879	$1,652	$22,202	$2,872

1	Interest expense is calculated using EIRM.